Statement of cash flows - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss for the year	$ (283,552)	$ (400,029)	$ (2,438,331)
Items not affecting cash
Depreciation	3,045	3,596	4,399
Option based payments	75,426	66,419	2,079,010
Changes in non-cash working capital items:
(Increase)/decrease in receivables	3,118	(619)	2,039
(Increase)/decrease in prepaids and deposits	4,459	(30,244)	2,869
Increase/(decrease) in accounts payable and accrued liabilities	2,235	(9,287)	8,069
Increase/(decrease) in amounts owing to related parties	13	(8,861)	3,054
Net cash used in operating activities	(195,256)	(379,025)	(338,891)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Share Capital	73,500	955,801	581,000
Net cash provided by financing activities	73,500	955,801	581,000
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests and Exploration and evaluation costs (net of recovery)	(10,132)	(52,147)	(242,672)
Purchase of equipment, vehicles or furniture	0	(3,469)	0
Net cash used in investing activities	(10,132)	(55,616)	(242,672)
Net increase (decrease) in cash and cash equivalents	(131,888)	521,160	(563)
Cash and cash equivalents at beginning of period	696,395	175,235	175,798
Cash and cash equivalents at end of period	$ 564,507	$ 696,395	$ 175,235